Huntington Asset Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

October 21, 2014

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	Unified Series Trust (“Registrant”), SEC File No. 333-100654

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 1, 2014, to the Prospectus for the Appleseed Fund. This filing incorporates by reference the Registrant’s Rule 497 filing of October 1, 2014 (Accession No. 0001193125-14-360504).

If you have any questions or would like further information, please contact me at (317) 917-7029.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President